Leases - Schedule of cash flow information related to leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$ 6,748